UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21308
Alger Global Focus Fund
(Exact name of registrant as specified in charter)

100 Pearl Street, New York, New York 10004
Registrant's telephone number, including area code:
212-806-8800
Date of fiscal year end:
10/31
Date of reporting period:
October 31, 2024
Item 1. Report to Stockholders.
(a) The registrant’s annual  report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Alger Global Equity Fund
Class A / CHUSX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger Global Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Global Equity Fund (Class A / CHUSX)	$155	1.30%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Global Equity Fund Class A returned 38.05%, excluding sales load, for the fiscal twelve-month period ended October 31, 2024, compared to the 33.40% return of the MSCI ACWI Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Consumer Discretionary and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Consumer Discretionary sectors provided the largest contributions to relative performance. NVIDIA Corp.; MakeMyTrip Ltd.; Eli Lilly and Co.; Amazon.com, Inc.; and American Express Co. were the top five contributors to absolute performance.
Detractors from Performance
The Communication Services and Energy sectors were the largest detractors from relative performance. Verbio SE; Edenred SA; BYD Company Ltd.; Trex Company, Inc.; and Schlumberger Ltd. were the top five detractors to absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Monetary Policy Easing	Positive	Global central banks initiated interest rate cuts to stimulate economic growth. In the U.S., the Federal Reserve began its rate-cutting cycle in September with a 50-basis point reduction.
Corporate Governance Reform	Positive	During the reporting period there was a growing trend, especially in Asian countries, to enhance corporate governance. This trend was most evident in Japan with reductions in cross-shareholdings, increases in board independence, transparency around compensation, and initiated capital returns for buybacks and dividends. This trend helped boost equity valuations and subsequently shareholder returns.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August, global equity markets experienced a brief sell-off due to U.S. growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The U.S. unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low. Additionally, an unexpected rate hike by the Bank of Japan led to a rapid unwinding of the yen carry trade, further intensifying the sell-off in global equities.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Global Equity Fund Class A	30.78%	9.74%	6.52%
Alger Global Equity Fund Class A—excluding sales load	38.05%	10.93%	7.10%
MSCI ACWI Index	33.40%	11.61%	9.62%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$21,584,182
Total number of portfolio holdings[1]	44
Portfolio turnover rate as of the end of the reporting period	93.65%
Total advisory fees paid	$164,216
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	6.9%
Consumer Discretionary	19.5%
Consumer Staples	7.1%
Energy	3.8%
Financials	8.5%
Healthcare	12.8%
Industrials	13.3%
Information Technology	20.2%
Materials	5.2%
Real Estate	1.3%
Short-Term Investments and Other Net Assets	1.4%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
Effective February 1, 2024, Redwood Investments, LLC became sub-adviser to the Fund and Michael Mufson, Ezra Samet, and Alexi Makkas of Redwood replaced the Fund's previous portfolio managers. No changes were made to the investment objective, principal investment strategies, principal risks or investments restrictions as a result of this change.
Effective August 6, 2024, the name of the Fund changed from Alger Global Focus Fund to Alger Global Equity Fund.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
Effective February 29, 2024, Fred Alger Management, LLC has contractually agreed to waive and/or reimburse Fund expenses (excluding acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through October 31, 2025 to the extent necessary to limit other expenses and any other applicable share class-specific expenses of the Fund’s Class A Shares to 0.40% of the class’s average daily net assets.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Global Equity Fund in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger Global Equity Fund
Class C / CHUCX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger Global Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Global Equity Fund (Class C / CHUCX)	$270	2.28%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Global Equity Fund Class C returned 36.65%, excluding contingent deferred sales charge, for the fiscal twelve-month period ended October 31, 2024, compared to the 33.40% return of the MSCI ACWI Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Consumer Discretionary and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Consumer Discretionary sectors provided the largest contributions to relative performance. NVIDIA Corp.; MakeMyTrip Ltd.; Eli Lilly and Co.; Amazon.com, Inc.; and American Express Co. were the top five contributors to absolute performance.
Detractors from Performance
The Communication Services and Energy sectors were the largest detractors from relative performance. Verbio SE; Edenred SA; BYD Company Ltd.; Trex Company, Inc.; and Schlumberger Ltd. were the top five detractors to absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Monetary Policy Easing	Positive	Global central banks initiated interest rate cuts to stimulate economic growth. In the U.S., the Federal Reserve began its rate-cutting cycle in September with a 50-basis point reduction.
Corporate Governance Reform	Positive	During the reporting period there was a growing trend, especially in Asian countries, to enhance corporate governance. This trend was most evident in Japan with reductions in cross-shareholdings, increases in board independence, transparency around compensation, and initiated capital returns for buybacks and dividends. This trend helped boost equity valuations and subsequently shareholder returns.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August, global equity markets experienced a brief sell-off due to U.S. growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The U.S. unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low. Additionally, an unexpected rate hike by the Bank of Japan led to a rapid unwinding of the yen carry trade, further intensifying the sell-off in global equities.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Global Equity Fund Class C	35.65%	10.05%	6.46%
Alger Global Equity Fund Class C—excluding contingent deferred sales charge	36.65%	10.05%	6.46%
MSCI ACWI Index	33.40%	11.61%	9.62%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$21,584,182
Total number of portfolio holdings[1]	44
Portfolio turnover rate as of the end of the reporting period	93.65%
Total advisory fees paid	$164,216
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	6.9%
Consumer Discretionary	19.5%
Consumer Staples	7.1%
Energy	3.8%
Financials	8.5%
Healthcare	12.8%
Industrials	13.3%
Information Technology	20.2%
Materials	5.2%
Real Estate	1.3%
Short-Term Investments and Other Net Assets	1.4%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
Effective February 1, 2024, Redwood Investments, LLC became sub-adviser to the Fund and Michael Mufson, Ezra Samet, and Alexi Makkas of Redwood replaced the Fund's previous portfolio managers. No changes were made to the investment objective, principal investment strategies, principal risks or investments restrictions as a result of this change.
Effective August 6, 2024, the name of the Fund changed from Alger Global Focus Fund to Alger Global Equity Fund.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
Effective February 29, 2024, Fred Alger Management, LLC has contractually agreed to waive and/or reimburse Fund expenses (excluding acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through October 31, 2025 to the extent necessary to limit other expenses and any other applicable share class-specific expenses of the Fund’s Class C Shares to 1.45% of the class’s average daily net assets.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Global Equity Fund in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger Global Equity Fund
Class I / AFGIX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger Global Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Global Equity Fund (Class I / AFGIX)	$146	1.23%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Global Equity Fund Class I returned 38.15% for the fiscal twelve-month period ended October 31, 2024, compared to the 33.40% return of the MSCI ACWI Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Consumer Discretionary and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Consumer Discretionary sectors provided the largest contributions to relative performance. NVIDIA Corp.; MakeMyTrip Ltd.; Eli Lilly and Co.; Amazon.com, Inc.; and American Express Co. were the top five contributors to absolute performance.
Detractors from Performance
The Communication Services and Energy sectors were the largest detractors from relative performance. Verbio SE; Edenred SA; BYD Company Ltd.; Trex Company, Inc.; and Schlumberger Ltd. were the top five detractors to absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Monetary Policy Easing	Positive	Global central banks initiated interest rate cuts to stimulate economic growth. In the U.S., the Federal Reserve began its rate-cutting cycle in September with a 50-basis point reduction.
Corporate Governance Reform	Positive	During the reporting period there was a growing trend, especially in Asian countries, to enhance corporate governance. This trend was most evident in Japan with reductions in cross-shareholdings, increases in board independence, transparency around compensation, and initiated capital returns for buybacks and dividends. This trend helped boost equity valuations and subsequently shareholder returns.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August, global equity markets experienced a brief sell-off due to U.S. growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The U.S. unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low. Additionally, an unexpected rate hike by the Bank of Japan led to a rapid unwinding of the yen carry trade, further intensifying the sell-off in global equities.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Global Equity Fund Class I	38.15%	11.19%	7.36%
MSCI ACWI Index	33.40%	11.61%	9.62%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$21,584,182
Total number of portfolio holdings[1]	44
Portfolio turnover rate as of the end of the reporting period	93.65%
Total advisory fees paid	$164,216
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	6.9%
Consumer Discretionary	19.5%
Consumer Staples	7.1%
Energy	3.8%
Financials	8.5%
Healthcare	12.8%
Industrials	13.3%
Information Technology	20.2%
Materials	5.2%
Real Estate	1.3%
Short-Term Investments and Other Net Assets	1.4%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
Effective February 1, 2024, Redwood Investments, LLC became sub-adviser to the Fund and Michael Mufson, Ezra Samet, and Alexi Makkas of Redwood replaced the Fund's previous portfolio managers. No changes were made to the investment objective, principal investment strategies, principal risks or investments restrictions as a result of this change.
Effective August 6, 2024, the name of the Fund changed from Alger Global Focus Fund to Alger Global Equity Fund.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
Effective February 29, 2024, Fred Alger Management, LLC has contractually agreed to waive and/or reimburse Fund expenses (excluding acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through October 31, 2025 to the extent necessary to limit other expenses and any other applicable share class-specific expenses of the Fund’s Class I Shares to 0.40% of the class’s average daily net assets.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Global Equity Fund in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger Global Equity Fund
Class Z / AFGZX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger Global Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Global Equity Fund (Class Z / AFGZX)	$119	1.00%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Global Equity Fund Class Z returned 38.42% for the fiscal twelve-month period ended October 31, 2024, compared to the 33.40% return of the MSCI ACWI Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Consumer Discretionary and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Consumer Discretionary sectors provided the largest contributions to relative performance. NVIDIA Corp.; MakeMyTrip Ltd.; Eli Lilly and Co.; Amazon.com, Inc.; and American Express Co. were the top five contributors to absolute performance.
Detractors from Performance
The Communication Services and Energy sectors were the largest detractors from relative performance. Verbio SE; Edenred SA; BYD Company Ltd.; Trex Company, Inc.; and Schlumberger Ltd. were the top five detractors to absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Monetary Policy Easing	Positive	Global central banks initiated interest rate cuts to stimulate economic growth. In the U.S., the Federal Reserve began its rate-cutting cycle in September with a 50-basis point reduction.
Corporate Governance Reform	Positive	During the reporting period there was a growing trend, especially in Asian countries, to enhance corporate governance. This trend was most evident in Japan with reductions in cross-shareholdings, increases in board independence, transparency around compensation, and initiated capital returns for buybacks and dividends. This trend helped boost equity valuations and subsequently shareholder returns.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August, global equity markets experienced a brief sell-off due to U.S. growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The U.S. unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low. Additionally, an unexpected rate hike by the Bank of Japan led to a rapid unwinding of the yen carry trade, further intensifying the sell-off in global equities.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Global Equity Fund Class Z	38.42%	11.44%	7.58%
MSCI ACWI Index	33.40%	11.61%	9.62%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$21,584,182
Total number of portfolio holdings[1]	44
Portfolio turnover rate as of the end of the reporting period	93.65%
Total advisory fees paid	$164,216
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	6.9%
Consumer Discretionary	19.5%
Consumer Staples	7.1%
Energy	3.8%
Financials	8.5%
Healthcare	12.8%
Industrials	13.3%
Information Technology	20.2%
Materials	5.2%
Real Estate	1.3%
Short-Term Investments and Other Net Assets	1.4%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
Effective February 1, 2024, Redwood Investments, LLC became sub-adviser to the Fund and Michael Mufson, Ezra Samet, and Alexi Makkas of Redwood replaced the Fund's previous portfolio managers. No changes were made to the investment objective, principal investment strategies, principal risks or investments restrictions as a result of this change.
Effective August 6, 2024, the name of the Fund changed from Alger Global Focus Fund to Alger Global Equity Fund.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
Effective February 29, 2024, Fred Alger Management, LLC has contractually agreed to waive and/or reimburse Fund expenses (excluding acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through October 31, 2025 to the extent necessary to limit other expenses and any other applicable share class-specific expenses of the Fund’s Class Z Shares to 0.19% of the class’s average daily net assets.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Global Equity Fund in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.

ITEM 2. CODE OF ETHICS.

(a)	The Registrant has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)	Not applicable

(c)	The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)	The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)	Not applicable

(f)	The Registrant’s Code of Ethics is attached as an Exhibit hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant determined that Charles F. Baird Jr. is an audit committee financial expert (within the meaning of that phrase specified in the instructions to Form N-CSR) on the Registrant's audit committee. Mr. Baird is an "independent" trustee - i.e., he is not an interested person of the Registrant as defined in the 1940 Act, nor has he accepted directly or indirectly any consulting, advisory or other compensatory fee from the Registrant, other than in his capacity as Trustee

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees:

October 31, 2024	$29,710
October 31, 2023	$28,700

(b) Audit-Related Fees: NONE

(c) Tax Fees for tax advice, tax compliance and tax planning:

October 31, 2024	$6,094
October 31, 2023	$6,050

(d) All Other Fees:

October 31, 2024	$2,428
October 31, 2023	$1,107

Other fees include a review and consent for Registrants registration statement filing and a review of the semi-annual financial statements.

(e) 1) Audit Committee Pre-Approval Policies And Procedures:

Audit and non-audit services provided by the Registrant’s independent registered public accounting firm (the “Auditors”) on behalf the Registrant must be pre-approved by the Audit Committee. Non-audit services provided by the Auditors on behalf of the Registrant’s Investment Adviser or any entity controlling, controlled by, or under common control with the Investment Adviser must be pre-approved by the Audit Committee if such non-audit services directly relate to the operations or financial reporting of the Registrant.

2) All fees in item 4(b) through 4(d) above were approved by the Registrants’ Audit Committee.

(f) Not Applicable

(g) Non-Audit Fees:

October31, 2024	$351,512,	€106,362
October31, 2023	$260,680,	€105,649

(h) The audit committee of the board of trustees has considered whether the provision of the non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control, with the adviser that provides ongoing services to the registrant that were not approved pursuant to (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
ALGER GLOBAL EQUITY FUND
ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
October 31, 2024

Table of Contents

ALGER GLOBAL EQUITY FUND

ALGER GLOBAL EQUITY FUND
Schedule of Investments October 31, 2024

	SHARES	VALUE
COMMON STOCKS—97.3%
BRAZIL—4.0%
BROADLINE RETAIL—1.7%
MercadoLibre, Inc.*	180	$ 366,692
DIVERSIFIED BANKS—2.3%
NU Holdings, Ltd., Cl. A*	33,000	497,970

TOTAL BRAZIL (Cost $473,516)		864,662
CANADA—5.2%
APPLICATION SOFTWARE—1.6%
The Descartes Systems Group, Inc.*	3,353	348,478
GENERAL MERCHANDISE STORES—2.1%
Dollarama, Inc.	4,428	460,784
INTERNET SERVICES & INFRASTRUCTURE—1.5%
Shopify, Inc., Cl. A*	4,046	316,508

TOTAL CANADA (Cost $964,488)		1,125,770
CHINA—1.5%
APPAREL ACCESSORIES & LUXURY GOODS—1.5%
ANTA Sports Products, Ltd.	30,415	324,625
(Cost $361,159)
FRANCE—4.8%
AEROSPACE & DEFENSE—1.3%
Thales SA	1,771	285,483
APPAREL ACCESSORIES & LUXURY GOODS—1.4%
LVMH Moet Hennessy Louis Vuitton SE	435	289,588
OIL & GAS STORAGE & TRANSPORTATION—2.1%
Gaztransport Et Technigaz SA	3,165	460,505

TOTAL FRANCE (Cost $804,862)		1,035,576
INDIA—4.8%
DIVERSIFIED BANKS—1.9%
ICICI Bank, Ltd. ADR	13,403	407,585
HOTELS RESORTS & CRUISE LINES—2.9%
MakeMyTrip, Ltd.*	6,087	617,770

TOTAL INDIA (Cost $526,865)		1,025,355
INDONESIA—1.8%
DIVERSIFIED BANKS—1.8%
PT Bank Central Asia Tbk	572,753	374,050
(Cost $357,205)
See Notes to Financial Statements.

ALGER GLOBAL EQUITY FUND
Schedule of Investments October 31, 2024  (Continued)

	SHARES	VALUE
COMMON STOCKS—97.3% (CONT.)
IRELAND—3.1%
CASINOS & GAMING—3.1%
Flutter Entertainment PLC*	2,867	$ 670,684
(Cost $630,238)
ITALY—1.1%
AUTOMOBILE MANUFACTURERS—1.1%
Ferrari NV	506	240,795
(Cost $65,972)
JAPAN—8.2%
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.9%
Recruit Holdings Co., Ltd.	6,713	409,913
INDUSTRIAL CONGLOMERATES—2.0%
Hitachi, Ltd.	16,550	415,817
INDUSTRIAL GASES—2.2%
Nippon Sanso Holdings Corp.	13,819	479,685
INTERACTIVE HOME ENTERTAINMENT—2.1%
Nintendo Co., Ltd.	8,626	455,651

TOTAL JAPAN (Cost $1,372,315)		1,761,066
SWITZERLAND—1.5%
LIFE SCIENCES TOOLS & SERVICES—1.5%
Lonza Group AG	530	326,124
(Cost $332,092)
TAIWAN—2.3%
SEMICONDUCTORS—2.3%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,600	495,404
(Cost $297,923)
UNITED KINGDOM—3.2%
PHARMACEUTICALS—1.6%
AstraZeneca PLC	2,445	347,908
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—1.6%
Coca-Cola HBC AG	9,908	346,711

TOTAL UNITED KINGDOM (Cost $618,447)		694,619
UNITED STATES—55.8%
APPLICATION SOFTWARE—4.1%
Roper Technologies, Inc.	730	392,543
Salesforce, Inc.	1,698	494,746
		887,289
BROADLINE RETAIL—5.7%
Amazon.com, Inc.*	6,661	1,241,610
See Notes to Financial Statements.

ALGER GLOBAL EQUITY FUND
Schedule of Investments October 31, 2024  (Continued)

	SHARES	VALUE
COMMON STOCKS—97.3% (CONT.)
UNITED STATES—55.8% (CONT.)
COMMUNICATIONS EQUIPMENT—2.2%
Arista Networks, Inc.*	1,220	$ 471,457
CONSTRUCTION & ENGINEERING—2.9%
Comfort Systems USA, Inc.	1,609	629,183
CONSTRUCTION MATERIALS—2.9%
CRH PLC	6,577	627,643
CONSUMER STAPLES MERCHANDISE RETAIL—3.0%
Walmart, Inc.	7,921	649,126
DIVERSIFIED BANKS—2.6%
JPMorgan Chase & Co.	2,493	553,247
DIVERSIFIED SUPPORT SERVICES—1.5%
Cintas Corp.	1,580	325,180
HEALTHCARE EQUIPMENT—2.5%
Stryker Corp.	1,500	534,420
HEALTHCARE FACILITIES—2.1%
The Ensign Group, Inc.	2,922	452,881
INTERACTIVE MEDIA & SERVICES—4.7%
Alphabet, Inc., Cl. A	5,966	1,020,842
IT CONSULTING & OTHER SERVICES—2.1%
Accenture PLC, Cl. A	1,291	445,163
LIFE SCIENCES TOOLS & SERVICES—3.3%
Danaher Corp.	2,859	702,342
OIL & GAS EXPLORATION & PRODUCTION—1.7%
Diamondback Energy, Inc.	2,046	361,671
PACKAGED FOODS & MEATS—2.5%
Freshpet, Inc.*	4,079	540,631
PHARMACEUTICALS—1.9%
Eli Lilly & Co.	486	403,254
SEMICONDUCTORS—6.4%
NVIDIA Corp.	10,482	1,391,590
TRADING COMPANIES & DISTRIBUTORS—3.7%
Ferguson Enterprises, Inc.	2,289	450,338
FTAI Aviation, Ltd.	2,664	358,148
		808,486

TOTAL UNITED STATES (Cost $9,446,473)		12,046,015
TOTAL COMMON STOCKS (Cost $16,251,555)		20,984,745
See Notes to Financial Statements.

ALGER GLOBAL EQUITY FUND
Schedule of Investments October 31, 2024  (Continued)

	SHARES	VALUE
PREFERRED STOCKS—0.0%
UNITED STATES—0.0%
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(a),*,@	33,858	$ —
(Cost $152,361)		—
REAL ESTATE INVESTMENT TRUST—1.3%
UNITED KINGDOM—1.3%
INDUSTRIAL—1.3%
Segro PLC	27,805	281,731
(Cost $304,899)

MONEY MARKET FUNDS—1.0%
UNITED STATES—1.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.72%(b)	220,609	220,609
(Cost $220,609)

Total Investments (Cost $16,929,424)	99.6%	$21,487,085
Unaffiliated Securities (Cost $16,929,424)		21,487,085
Other Assets in Excess of Liabilities	0.4%	97,097
NET ASSETS	100.0%	$21,584,182

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Rate shown reflects 7-day effective yield as of October 31, 2024.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 10/31/2024
Prosetta Biosciences, Inc., Series D	2/6/15	$152,361	$—	0.0%
Total			$—	0.0%
See Notes to Financial Statements.

ALGER GLOBAL EQUITY FUND
Statement of Assets and Liabilities October 31, 2024

Alger Global Equity Fund
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedule of investments	$21,487,085
Cash	8
Dividends and interest receivable	34,405
Receivable from Investment Manager	119,898
Prepaid expenses	1,345
Total Assets	21,642,741
Liabilities:
Payable for shares of beneficial interest redeemed	10,411
Accrued investment advisory fees	14,919
Accrued distribution fees — Note 3	4,119
Accrued shareholder administrative fees	288
Accrued administrative fees	513
Accrued professional fees	12,585
Accrued fund accounting fees	8,393
Accrued transfer agent fees	2,515
Accrued custodian fees	1,492
Accrued printing fees	1,017
Accrued trustee fees	131
Accrued other expenses	2,176
Total Liabilities	58,559
NET ASSETS	$21,584,182
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	13,987,192
Distributable earnings	7,596,990
NET ASSETS	$21,584,182
* Identified cost	$16,929,424 (a)

See Notes to Financial Statements.

ALGER GLOBAL EQUITY FUND
Statement of Assets and Liabilities October 31, 2024 (Continued)

Alger Global Equity Fund
NET ASSETS BY CLASS:
Class A	$17,636,614
Class C	$316,694
Class I	$161,503
Class Z	$3,469,371
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 6:
Class A	555,064
Class C	11,072
Class I	5,210
Class Z	104,655
NET ASSET VALUE PER SHARE:
Class A	$31.77
Class A - Offering Price Per Share (includes a 5.25% sales charge)	$33.53
Class C	$28.60
Class I	$31.00
Class Z	$33.15

(a)
At October 31, 2024, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $16,929,424, amounted to $4,558,755, which consisted of aggregate gross unrealized appreciation of $5,001,892, and aggregate gross unrealized depreciation of $443,137.

See Notes to Financial Statements.

ALGER GLOBAL EQUITY FUND
Statement of Operations for the year ended October 31, 2024

Alger Global Equity Fund
INCOME:
Dividends (net of foreign withholding taxes*)	$171,486
Interest	12,930
Total Income	184,416
EXPENSES:
Investment advisory fees — Note 3	164,216
Distribution fees — Note 3
Class A	41,984
Class C	3,545
Class I	391
Shareholder administrative fees — Note 3	3,167
Administration fees — Note 3	5,645
Registration fees	190,325
Fund accounting fees — Note 3	49,233
Professional fees	22,187
Printing fees	13,272
Transfer agent fees — Note 3	8,370
Custodian fees	5,449
Trustee fees — Note 3	1,098
Interest expense — Note 3	305
Other expenses	4,519
Total Expenses	513,706
Less, expense reimbursements/waivers — Note 3	(253,119)
Net Expenses	260,587
NET INVESTMENT (LOSS)	(76,171)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on unaffiliated investments	3,554,877
Net realized gain on foreign currency transactions	1,764
Net realized gain on investments and foreign currency	3,556,641
Net change in unrealized appreciation on unaffiliated investments	2,630,012
Net change in unrealized appreciation on affiliated investments	152,361
Net change in unrealized appreciation on foreign currency	1,214
Net change in unrealized appreciation on investments and foreign currency	2,783,587
Net realized and unrealized gain on investments and foreign currency	6,340,228
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,264,057
* Foreign withholding taxes	$12,075
See Notes to Financial Statements.

ALGER GLOBAL EQUITY FUND
Statements of Changes in Net Assets

	Alger Global Equity Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Net investment (loss)	$(76,171)	$(104,628)
Net realized gain on investments and foreign currency	3,556,641	313,106
Net change in unrealized appreciation on investments and foreign currency	2,783,587	588,329
Net increase in net assets resulting from operations	6,264,057	796,807
Dividends and distributions to shareholders:
Class A	—	—
Class C	—	—
Class I	—	—
Class Z	—	—
Total dividends and distributions to shareholders	—	—
Decrease from shares of beneficial interest transactions:
Class A	(1,121,342)	(845,150)
Class C	(284,779)	(397,111)
Class I	(76,628)	(120,652)
Class Z	(183,864)	(292,334)
Net decrease from shares of beneficial interest transactions — Note 6	(1,666,613)	(1,655,247)
Total increase (decrease)	4,597,444	(858,440)
Net Assets:
Beginning of period	16,986,738	17,845,178
END OF PERIOD	$21,584,182	$16,986,738
See Notes to Financial Statements.

ALGER GLOBAL EQUITY FUND
Financial Highlights for a share outstanding throughout the period

Alger Global Equity Fund	Class A
	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$23.02	$22.12	$36.67	$26.21	$21.37
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.12)	(0.15)	(0.26)	(0.31)	(0.16)
Net realized and unrealized gain (loss) on investments	8.87	1.05	(11.10)	10.77	5.62
Total from investment operations	8.75	0.90	(11.36)	10.46	5.46
Dividends from net investment income	—	—	—	—	(0.62)
Distributions from net realized gains	—	—	(3.19)	—	—
Net asset value, end of period	$31.77	$23.02	$22.12	$36.67	$26.21
Total return(b)	38.05%	4.07%	(33.73) %	39.91%	26.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$17,637	$13,661	$13,900	$22,407	$16,703
Ratio of gross expenses to average net assets	2.54%	2.30%	2.06%	1.73%	2.19%
Ratio of expense reimbursements to average net assets	(1.24) %	(0.80) %	(0.56) %	(0.23) %	(0.69) %
Ratio of net expenses to average net assets	1.30%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment loss to average net assets	(0.40) %	(0.62) %	(0.99) %	(0.97) %	(0.69) %
Portfolio turnover rate	93.65%	35.65%	36.86%	64.10%	102.71%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

ALGER GLOBAL EQUITY FUND
Financial Highlights for a share outstanding throughout the period

Alger Global Equity Fund	Class C
	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$20.93	$20.26	$34.09	$24.54	$20.05
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.36)	(0.30)	(0.43)	(0.50)	(0.31)
Net realized and unrealized gain (loss) on investments	8.03	0.97	(10.21)	10.05	5.27
Total from investment operations	7.67	0.67	(10.64)	9.55	4.96
Dividends from net investment income	—	—	—	—	(0.47)
Distributions from net realized gains	—	—	(3.19)	—	—
Net asset value, end of period	$28.60	$20.93	$20.26	$34.09	$24.54
Total return(b)	36.65%	3.31%	(34.21) %	38.86%	25.17%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$317	$476	$831	$1,922	$1,910
Ratio of gross expenses to average net assets	2.87%	3.19%	2.78%	2.43%	2.96%
Ratio of expense reimbursements to average net assets	(0.59) %	(0.94) %	(0.53) %	(0.24) %	(0.71) %
Ratio of net expenses to average net assets	2.28%	2.25%	2.25%	2.19%	2.25%
Ratio of net investment loss to average net assets	(1.39) %	(1.37) %	(1.73) %	(1.66) %	(1.42) %
Portfolio turnover rate	93.65%	35.65%	36.86%	64.10%	102.71%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

ALGER GLOBAL EQUITY FUND
Financial Highlights for a share outstanding throughout the period

Alger Global Equity Fund	Class I
	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$22.44	$21.51	$35.66	$25.42	$20.79
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.11)	(0.09)	(0.19)	(0.21)	(0.08)
Net realized and unrealized gain (loss) on investments	8.67	1.02	(10.77)	10.45	5.45
Total from investment operations	8.56	0.93	(10.96)	10.24	5.37
Dividends from net investment income	—	—	—	—	(0.74)
Distributions from net realized gains	—	—	(3.19)	—	—
Net asset value, end of period	$31.00	$22.44	$21.51	$35.66	$25.42
Total return(b)	38.15%	4.32%	(33.55) %	40.23%	26.55%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$162	$182	$286	$376	$546
Ratio of gross expenses to average net assets	2.32%	2.40%	2.03%	1.70%	2.18%
Ratio of expense reimbursements to average net assets	(1.09) %	(1.15) %	(0.78) %	(0.49) %	(1.03) %
Ratio of net expenses to average net assets	1.23%	1.25%	1.25%	1.21%	1.15%
Ratio of net investment loss to average net assets	(0.38) %	(0.39) %	(0.73) %	(0.68) %	(0.35) %
Portfolio turnover rate	93.65%	35.65%	36.86%	64.10%	102.71%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

ALGER GLOBAL EQUITY FUND
Financial Highlights for a share outstanding throughout the period

Alger Global Equity Fund	Class Z
	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$23.95	$22.89	$37.65	$26.78	$21.89
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.03)	(0.03)	(0.15)	(0.15)	(0.04)
Net realized and unrealized gain (loss) on investments	9.23	1.09	(11.42)	11.02	5.74
Total from investment operations	9.20	1.06	(11.57)	10.87	5.70
Dividends from net investment income	—	—	—	—	(0.81)
Distributions from net realized gains	—	—	(3.19)	—	—
Net asset value, end of period	$33.15	$23.95	$22.89	$37.65	$26.78
Total return(b)	38.42%	4.63%	(33.38) %	40.54%	26.76%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$3,469	$2,668	$2,828	$10,860	$3,346
Ratio of gross expenses to average net assets	2.26%	1.97%	1.65%	1.42%	1.86%
Ratio of expense reimbursements to average net assets	(1.26) %	(0.98) %	(0.66) %	(0.43) %	(0.87) %
Ratio of net expenses to average net assets	1.00%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment loss to average net assets	(0.10) %	(0.11) %	(0.53) %	(0.44) %	(0.19) %
Portfolio turnover rate	93.65%	35.65%	36.86%	64.10%	102.71%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

ALGER GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS

NOTE 1 — General:

Alger Global Equity Fund (the “Fund”) is an open-end registered investment company organized as a business trust under the laws of  the Commonwealth of Massachusetts. Effective August 6, 2024, the name of the Fund changed from Alger Global Focus Fund to Alger Global Equity Fund. The Fund qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Fund’s investment objective is long-term capital appreciation. It seeks to achieve its objective by investing in equity securities in the United States and foreign countries. The Fund’s foreign investments will include securities of  companies in both developed and emerging market countries.
The Fund offers Class A, C, I and Z shares. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class C shares will automatically convert to Class A shares on the fifth business day of the month following the eighth anniversary of  the purchase date of  a shareholder’s Class C shares, without the imposition of any sales load, fee or other charge. Class C shares held at certain dealers may not convert to Class A shares or may be converted on a different schedule. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Effective August 27, 2019, Class C shares were closed to direct shareholders and are only available for purchase through certain financial intermediaries and group retirement plan recordkeeping platforms. Class I shares are generally sold to institutional investors and are sold without an initial or deferred sales charge. Class Z shares are generally subject to a minimum initial investment of  $500,000. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of  the Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of  the Fund’s assets).
Alger Group Holdings, LLC, the parent company of Fred Alger Management, LLC the Fund's investment adviser, (“Alger Management” or the “Investment Manager”), acquired Redwood Investments, LLC (“Redwood”) effective January 31, 2024. Redwood became the sub-adviser to the Fund effective February 1, 2024. No changes were made to the investment objective, principal investment strategies, principal risks or investment restrictions as a result of this change.
Effective January 29, 2024, the Fund’s custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York (collectively, the "Custodian").

ALGER GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS  (Continued)

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Fund values its financial instruments at fair value using independent dealers or pricing services under policies approved by the Board. Investments held by the Fund are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
The Board of Trustees of the Trust (the "Board") has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund's Investment Manager as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Fund to assist in performing the duties and responsibilities of the Valuation Designee.
The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Fund. The Valuation Designee regularly reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of  the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.
Investments in short-term securities held by the Fund having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Investments in other open-end investment companies registered under the 1940 Act, including money market funds, are valued at such investment companies' net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Securities in which the Fund invests may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its

ALGER GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS  (Continued)

Committee, believes to be the fair value of these securities as of the close of the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.
FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund's own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. Each Fund's quantitative summary by Level can be found in Note 8.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The Fund's valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent

ALGER GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS  (Continued)

uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Fund may significantly differ from the valuations that would have been assigned by the Fund had there been an active market for such securities.
(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars and foreign cash.
(c) Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.
Premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities.
(d) Foreign Currency Transactions: The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.  The effects of changes in foreign currency exchange rates on investments in securities are included in realized and unrealized gain or loss on investments in the accompanying Statement of Operations.
(e) Forward Foreign Exchange Contracts: The Fund may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency.

ALGER GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS  (Continued)

These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the base currency.
(f) Dividends to Shareholders: Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. The Fund declares and pays dividends from net investment income, if available, annually. Dividends from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned. Each share class is treated separately in determining the amount of dividends from net investment income payable to holders of its shares.
The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund’s distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income, net realized gain on investment transactions, or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax differences. Reclassifications result primarily from the differences in tax treatment of net operating losses, passive foreign investment companies, and foreign currency transactions. The reclassifications are done annually at year-end and have no impact on the net asset value of the Fund and are designed to present the Fund’s capital accounts on a tax basis.
(g) Federal Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code Subchapter M applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Provided that the Fund maintains such compliance, no federal income tax provision is required.
FASB Accounting Standards Codification 740 – Income Taxes (“ASC 740”) requires the Fund to measure and recognize in its financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. No tax years are currently under investigation. The Fund files income tax returns in the U.S. Federal jurisdiction, as well as the New York State and New York City jurisdictions. The statute of limitations on the Fund's tax returns remains open for the tax years 2020-2023. Alger Management does not believe there are any uncertain tax positions that require recognition of a tax liability.
(h) Allocation Methods: Income, realized and unrealized gains and losses, and expenses of the Fund are allocated among the Fund’s classes based on relative

ALGER GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS  (Continued)

net assets, with the exception of distribution fees, transfer agency fees, and shareholder servicing and related fees.
(i) Estimates: These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, which require using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates. All such estimates are of a normal recurring nature.
NOTE 3 — Investment Advisory Fees and Other Transactions with Affiliates:

(a) Investment Advisory Fees: Fees incurred by the Fund, pursuant to the provisions of the Fund's Investment Advisory Agreement with the Investment Manager, are payable monthly and computed based on the following annual rates. The actual rate paid as a percentage of average daily net assets, for the year ended October 31, 2024, is set forth below under the heading “Actual Rate”:

	Tier 1	Tier 2	Actual Rate
Alger Global Equity Fund (a)	0.80%	0.70%	0.80%

(a)	Tier 1 rate is paid on assets up to $500 million, Tier 2 rate is paid on assets in excess of $500 million.
The sub-adviser to the Fund, Redwood, is paid a sub-advisory fee from the advisory fee that Alger Management receives at no additional cost to the Fund. The sub-advisory fee is equal to 100% of the net advisory fee paid by the Fund to Alger Management with respect to the assets sub-advised by Redwood. From February 1, 2024 (the date Redwood began sub-advising the Fund) through October 31, 2024, Alger Management paid a sub-advisory fee of $93,477 to Redwood.
Alger Management has contractually agreed to waive and/or reimburse Fund expenses (excluding acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through October 31, 2025 to the extent necessary to limit other expenses and any other applicable share class-specific expenses to the rates, based on average daily net assets, as listed in the table below. On October 22, 2024, the Board approved exclusion of all cost related to the August 16, 2024 joint special meeting of shareholders from the expense reimbursement with Alger Management.

ALGER GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS  (Continued)

	CLASS				FEES WAIVED / REIMBURSED FOR THE YEAR ENDED OCTOBER 31, 2024
	A	C	I	Z
Alger Global Equity Fund	0.40%(a)	1.45%	0.40%(a)	0.19%	$253,119

(a)	Prior to February 29, 2024, Alger Management agreed to waive and/or reimburse Fund expenses for Class A shares and Class I shares to limit operating expenses to 0.70% and 0.45%, respectively.
Alger Management may recoup any fees waived or expenses reimbursed pursuant to the contract; however, the Fund will only make repayments to the Investment Manager if such repayment does not cause the Fund’s expense ratio, after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived or reimbursed, and (ii) the  Fund’s current expense cap. Such recoupment is limited to two years from the date the amount is initially waived or reimbursed. For the year ended October 31, 2024, the recoupments made by the Fund to the Investment Manager were $949.
(b) Administration Fees: Fees incurred by the Fund, pursuant to the provisions of the Fund's Fund Administration Agreement with Alger Management, are payable monthly and computed based on the average daily net assets of the Fund at the annual rate of 0.0275%.
(c) Distribution/Shareholder Servicing Fees: The Fund has adopted distribution plans for its Class A, Class C and Class I shares pursuant to which the Fund pays Fred Alger & Company, LLC, the Fund's distributor and an affiliate of the Investment Manager (the "Distributor" or "Alger LLC"), a fee at the annual rate of 0.25% of the average daily net assets of the Class A and Class I shares and 1.00% of the average daily net assets of the Class C shares to compensate Alger LLC for its activities and expenses incurred in distributing and/or administering the Fund's shares and/or shareholder servicing. The fees paid may be more or less than the expenses incurred by Alger LLC.
(d) Sales Charges: Sales of shares of the Fund may be subject to contingent deferred sales charges. The contingent deferred sales charges are used by Alger LLC to offset distribution expenses previously incurred. Sales charges do not represent expenses of the Fund. For the year ended October 31, 2024, there were no contingent deferred sales charges imposed.
(e) Brokerage Commissions: During the year ended October 31, 2024, the Fund paid Alger LLC $140 in connection with securities transactions.
(f) Shareholder Administrative Fees: The Fund has entered into a Shareholder Administrative Services Agreement with Alger Management to compensate Alger Management for liaising with, and providing administrative oversight of, the Fund's transfer agent, and for other related services. The Fund compensates

ALGER GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS  (Continued)

Alger Management at the annual rate of 0.0165% of the respective average daily net assets of Class A and Class C shares and 0.01% of the respective average daily net assets for the Class I and Class Z shares for these services.
Alger Management makes payments to intermediaries that provide sub-accounting services to omnibus accounts invested in the Fund. A portion of the fees paid by Alger Management to intermediaries that provide sub-accounting services are charged back to the Fund, subject to certain limitations, as approved by the Board. For the year ended October 31, 2024, Alger Management charged back $4,800 to the Fund for these services, which are included in transfer agent fees in the accompanying Statement of Operations.
(g) Trustee Fees: Each trustee who is not an “interested person” of the Fund, as defined in the 1940 Act (“Independent Trustee”), receives a fee of $165,400 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex, plus travel expenses incurred for attending board meetings. Prior to January 1, 2024, each Independent Trustee received $156,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex, plus travel expenses incurred for attending board meetings.  The term “Alger Fund Complex” refers to the Fund, The Alger Institutional Funds, The Alger Funds, The Alger Portfolios, The Alger Funds II and The Alger ETF Trust, each of which is a registered investment company managed by Alger Management. The Independent Trustee appointed as Chairman of the Board receives additional compensation of $22,000 per annum paid pro rata based on net assets by each fund in the Alger Fund Complex. Additionally, each member of the Audit Committee receives a fee of $13,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex.
The Board has adopted a policy requiring Independent Trustees to receive a minimum of 10% of their annual compensation in shares of one or more of the funds in the Alger Fund Complex.
(h) Interfund Trades: The Fund may engage in purchase and sale transactions with other funds advised by Alger Management or sub-advised by Weatherbie Capital, LLC or Redwood, affiliates of the Alger Management. For the year ended October 31, 2024, there were no interfund trades.
(i) Interfund Loans: The Fund, along with other funds in the Alger Fund Complex, may borrow money from and lend money to each other for temporary or emergency purposes. To the extent permitted under its investment restrictions, the Fund may lend uninvested cash in an amount up to 15% of its net assets to other funds in the Alger Fund Complex. If the Fund has borrowed from other funds in the Alger Fund Complex and has aggregate borrowings from all sources that exceed 10% of the Fund’s total assets, the Fund will secure all of its loans from other funds in the Alger Fund Complex. The interest rate charged on interfund loans is equal to the average of the overnight U.S. Treasury money

ALGER GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS  (Continued)

market rate and bank loan rate available to the Funds. There were no interfund loans outstanding as of October 31, 2024.
During the year ended October 31, 2024, the Fund incurred interfund loan interest expense of $35, which is included in interest expense in the accompanying Statement of Operations.
(j) Other Transactions with Affiliates: Certain officers and one Trustee of the Fund are directors and/or officers of Alger Management, the Distributor, or their affiliates. At October 31, 2024, Alger Management and its affiliated entities owned the following shares:

	SHARE CLASS
	A	C	I	Z
Alger Global Equity Fund	—	—	—	16,199
NOTE 4 — Securities Transactions:

The following summarizes the securities transactions by the Fund, other than U.S. Government securities and short-term securities, for the year ended October 31, 2024:

	PURCHASES	SALES
Alger Global Equity Fund	$18,776,866	$20,540,838
NOTE 5 — Borrowings:

The Fund may borrow from the Custodian, on an uncommitted basis. The Fund pays the Custodian a market rate of interest, generally based upon a rate of return with respect to each respective currency borrowed, taking into consideration relevant overnight and short-term reference rates and the range of distribution between and among the interest rates paid on deposits to other institutions, less applicable commissions, if any. Borrowings from the Custodian, if any, are included in Bank overdraft in the Statement of Assets and Liabilities. The Fund may also borrow from other funds in the Alger Fund Complex, as discussed in Note 3(i). For the year ended October 31, 2024, the Fund had the following borrowings from the Custodian and other funds in the Alger Fund Complex:

	AVERAGE DAILY BORROWING	WEIGHTED AVERAGE INTEREST RATE
Alger Global Equity Fund	$4,194	7.28%

ALGER GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS  (Continued)

The highest amount borrowed from the Custodian and other funds in the Alger Fund Complex during the year ended October 31, 2024 was as follows:

HIGHEST BORROWING
Alger Global Equity Fund	$294,854
NOTE 6 — Share Capital:

The Fund has an unlimited number of authorized shares of beneficial interest of $.001 par value. During the year ended October 31, 2024, and the year ended October 31, 2023, transactions of shares of beneficial interest were as follows:

	FOR THE YEAR ENDED October 31, 2024		FOR THE YEAR ENDED October 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Global Equity Fund
Class A:
Shares sold	17,303	$529,823	14,320	$340,865
Shares converted from Class C	4,755	127,405	152	3,761
Dividends reinvested	—	—	—	—
Shares redeemed	(60,343)	(1,778,570)	(49,534)	(1,189,776)
Net decrease	(38,285)	$(1,121,342)	(35,062)	$(845,150)
Class C:
Shares sold	521	$13,064	1,025	$22,112
Shares converted to Class A	(5,238)	(127,405)	(167)	(3,761)
Dividends reinvested	—	—	—	—
Shares redeemed	(6,972)	(170,438)	(19,096)	(415,462)
Net decrease	(11,689)	$(284,779)	(18,238)	$(397,111)
Class I:
Shares sold	1,623	$49,163	371	$8,426
Dividends reinvested	—	—	—	—
Shares redeemed	(4,520)	(125,791)	(5,554)	(129,078)
Net decrease	(2,897)	$(76,628)	(5,183)	$(120,652)
Class Z:
Shares sold	7,567	$235,427	17,313	$409,553
Dividends reinvested	—	—	—	—
Shares redeemed	(14,326)	(419,291)	(29,462)	(701,887)
Net decrease	(6,759)	$(183,864)	(12,149)	$(292,334)
NOTE 7 — Income Tax Information:

The tax character of distributions paid during the year ended October 31, 2024 and the year ended October 31, 2023 was as follows:

ALGER GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS  (Continued)

	FOR THE YEAR ENDED October 31, 2024	FOR THE YEAR ENDED October 31, 2023
Alger Global Equity Fund
Distributions paid from:
Ordinary Income	$—	$—
Long-term capital gains	—	—
Total distributions paid	$—	$—
As of October 31, 2024, the components of accumulated earnings (losses) on a tax basis were as follows:

Alger Global Equity Fund
Undistributed ordinary income	$—
Undistributed long-term gains	3,080,818
Net accumulated earnings	3,080,818
Capital loss carryforwards	—
Late year ordinary income losses	(42,583)
Net unrealized appreciation	4,558,755
Total accumulated earnings	$7,596,990
During the year ended October 31, 2024, the Fund utilized capital loss carryforwards of $224,510.
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is determined annually and is attributable primarily to the tax deferral of losses on wash sales, U.S. Internal Revenue Code Section 988 currency transactions, tax treatment of partnership investments, the realization of unrealized appreciation of passive foreign investment companies, and the return of capital from real estate investment trust investments.
The Fund accrues tax on unrealized gains in foreign jurisdictions that impose a foreign capital tax, if applicable.
Permanent differences, primarily from net operating losses and real estate investment trusts and partnership investments sold by the Fund's resulted in the following reclassifications among the Fund's components of net assets at October 31, 2024:

Alger Global Equity Fund
Distributable earnings	$(162,874)
Paid-in Capital	$162,874

ALGER GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS  (Continued)

NOTE 8 — Fair Value Measurements:

The following is a summary of the inputs used as of October 31, 2024 in valuing the Fund's investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with its investments, the Fund has determined that presenting them by security type and sector is appropriate.

Alger Global Equity Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$1,476,493	$1,020,842	$455,651	$—
Consumer Discretionary	4,212,548	2,927,651	1,284,897	—
Consumer Staples	1,536,468	1,189,757	346,711	—
Energy	822,176	361,671	460,505	—
Financials	1,832,852	1,832,852	—	—
Healthcare	2,766,929	2,092,897	674,032	—
Industrials	2,874,062	1,762,849	1,111,213	—
Information Technology	4,355,889	4,355,889	—	—
Materials	1,107,328	627,643	479,685	—
TOTAL COMMON STOCKS	$20,984,745	$16,172,051	$4,812,694	$—
PREFERRED STOCKS
Healthcare	— [1]	—	—	— [1]
REAL ESTATE INVESTMENT TRUST
Real Estate	281,731	—	281,731	—
SHORT-TERM INVESTMENTS
Money Market Funds	220,609	220,609	—	—
TOTAL INVESTMENTS IN SECURITIES	$21,487,085	$16,392,660	$5,094,425	$—

[1]	Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of October 31, 2024.

ALGER GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS  (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Global Equity Fund	Preferred Stocks
Opening balance at November 1, 2023	$—*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at October 31, 2024	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2024**	$—

*	Includes securities that are fair valued at zero.
**	Net change in unrealized appreciation (depreciation) is included in the net change in unrealized appreciation (depreciation) on investments in the accompanying Statement of Operations.
The following table provides quantitative information about the Fund's Level 3 fair value measurements of its investments as of October 31, 2024. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to the Fund's fair value measurements.

	Fair Value October 31, 2024	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
Alger Global Equity Fund
Preferred Stocks	$—**	Income Approach	Discount Rate	100.00%	N/A*

*	Security type listed represents only one investment.
**	Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of October 31, 2024.
The significant unobservable inputs used in the fair value measurement of the Fund's securities are revenue and EBITDA multiples, discount rates, and the probability of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and

ALGER GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS  (Continued)

decreases in the probability of success result in lower fair value measurements. For the year ended October 31, 2024, there were no changes in valuation methodology on Level 3 investments.
NOTE 9 — Derivatives:

FASB Accounting Standards Codification 815 – Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.
There were no derivative instruments held by the Fund throughout the year or as of October 31, 2024.
NOTE 10 — Principal Risks:

Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases and similar public health threats, recessions, or other events could have a significant impact on investments. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies' earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Assets may be focused in a small number of holdings, making them susceptible to risks associated with a single economic, political or regulatory event than a more diversified portfolio. Foreign securities and emerging markets involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. Investing in companies of small capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. At times, cash may be a larger position in the portfolio and may underperform relative to equity securities.
NOTE 11 — Affiliated Securities:

During the year ended October 31, 2024, as disclosed in the following table, the Fund held 5% or more of the outstanding voting securities of the issuers listed below. As such, these issuers were “affiliated persons” of the Fund for purposes of the 1940 Act. Transactions during the year ended October 31, 2024 with such affiliated persons are summarized below.

ALGER GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS  (Continued)

Security	Shares Held at October 31, 2023	Shares Purchased	Shares Sold	Shares Held at October 31, 2024	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at October 31, 2024
Alger Global Equity Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D1	33,858	—	—	33,858	$—	$—	$—	$—
Total	33,858	—	—	33,858	$—	$—	$—	$—

[1]	Prosetta Biosciences, Inc. Series D is no longer to be deemed an affiliate of the Funds because the Funds and Prosetta Biosciences Inc., Series D is no longer under common control.
NOTE 12 — Subsequent Events:

Alger Management of the Fund has evaluated events that have occurred subsequent to October 31, 2024, through the issuance date of the Financial Statements. No material events have been identified which require recognition and/or disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of Alger Global Equity Fund (formerly Alger Global Focus Fund):
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Alger Global Equity Fund (the "Fund"), including the schedule of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
New York, New York
December 23, 2024
We have served as the auditor of one or more investment companies within the Alger group of investment companies since 2009.

ALGER GLOBAL EQUITY FUND
OTHER INFORMATION (Unaudited)

Proxy Voting Policies

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the proxy voting record is available, without charge, by calling (800) 992-3863 or online on the Fund's website at http://www.alger.com or on the SEC’s website at http://www.sec.gov.
Fund Holdings

The Board has adopted policies and procedures relating to disclosure of the Fund's portfolio securities. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Fund.
Generally, the policies prohibit the release of information concerning portfolio holdings, which have not previously been made public, to individual investors, institutional investors, intermediaries that distribute the Fund's shares and other parties which are not employed by the Investment Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Fund) are acceptable.
The Fund files its complete schedule of portfolio holdings with the SEC semi-annually in shareholder reports on Form N-CSR and after the first and third fiscal quarters as an exhibit to its reports on Form N-PORT. The Fund's Forms N-CSR and N-PORT are available online on the SEC’s website at www.sec.gov.
In addition, the Fund makes publicly available its month-end top 10 holdings with a 10 day lag and its month-end full portfolio with a 60 day lag on its website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers). No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.
In accordance with the foregoing, the Fund provides portfolio holdings information to third parties including financial intermediaries and service providers who need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Fund will communicate with these third parties to confirm that they understand the Fund's policies and procedures regarding such disclosure. These agreements must be approved by the Trust's Chief Compliance Officer.
The Board periodically reviews a report disclosing the third parties to whom the Fund's holdings information has been disclosed and the purpose for such

ALGER GLOBAL EQUITY FUND
OTHER INFORMATION (Unaudited) (Continued)

disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Fund and its shareholders.
In addition to material the Fund routinely provides to shareholders, the Investment Manager may make additional statistical information available regarding the Alger Family of Funds.
Such information may include, but not be limited to, relative weightings and characteristics of the a Fund versus an index (such as P/E ratio, alpha, beta, capture ratio, maximum drawdown, standard deviation, EPS forecasts, Sharpe ratio, information ratio, R-squared, and market cap analysis), security specific impact on overall portfolio performance, month-end top ten contributors to and detractors from performance, portfolio turnover, and other similar information. Shareholders should visit www.alger.com or may also contact the Funds at (800) 992-3863 to obtain such information.

ALGER GLOBAL EQUITY FUND

100 Pearl Street, 27th Floor
New York, NY 10004
(800) 992-3863
www.alger.com
Investment Manager

Fred Alger Management, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Sub-Adviser

Redwood Investments, LLC
265 Franklin Street, Suite 1603
Boston, MA 02110
Distributor

Fred Alger & Company, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Transfer Agent and Dividend Disbursing Agent

UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
Custodian

The Bank of New York
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm

Deloitte & Touche LLP
30 Rockefeller Plaza
New York, NY 10112
This report is submitted for the general information of the shareholders of Alger Global Equity Fund. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Fund, which contains information concerning the Fund’s investment policies, fees and expenses as well as other pertinent information.

Inspired by Change, Driven by Growth.

AGAR

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Item 9. Proxy Disclosures for Open-End Management Investment Companies.Alger
Global Equity Fund – Proxy Results
A special meeting of shareholders was held on August 16, 2024, for shareholders of record as of June 13, 2024, to elect Trustees to the Fund’s Board.
Shareholders approved the Trustees* as follows:

	Votes For	Votes Withheld	Abstentions	Broker Non-Votes
Jean Brownhill	438,379.153	758.917	0	N/A
Susan L. Moffet	438,379.153	758.917	0	N/A
Jay C. Nadel	437,344.936	1,793.134	0	N/A
David Rosenberg	437,344.936	1,793.134	0	N/A
* Denotes Trust-wide proposal and voting results.
The other Trustees of the Trust had previously been elected by shareholders and, therefore, were not seeking election at the special meeting.  These Trustees are Hilary M. Alger, Charles F. Baird, Jr., and Nathan E. Saint-Amand.

Item 10. Remuneration Paid to Directors,Officers, and Others of Open-End Management Investment Companies

Remuneration paid to directors, officers and others is included in the Statementof Operations under the line items “Trustee fees” and “Investment advisory fees”as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

 At a meeting held on September 17, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of the Fund, including a majority of the trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Fund (the “Independent Trustees”), reviewed and approved the continuation of the investment advisory agreement between Fred Alger Management, LLC (“Alger” or the “Manager”) and Alger Global Equity Fund (the "Fund") (the “Management Agreement”) for an additional one-year period. The investment sub-advisory agreement between Alger and Redwood Investments, LLC (“Redwood”), an affiliate of Alger, on behalf of the Fund, is in its initial term through September 2025 and was therefore not considered for renewal by the Board.
In considering the continuation of the Management Agreement, the Board reviewed and considered information provided by the Manager and its representatives at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information the Manager provided in response to a request for information Independent Trustee counsel submitted to the Manager on behalf of the Independent Trustees in connection with the Board’s annual contract consideration, as well as information provided in response to a supplemental request from Independent Trustee counsel on behalf of the Independent Trustees. The materials for the Meeting included reports that included extensive analyses of the Fund and the Manager from FUSE Research Network LLC (“FUSE”), an independent consulting firm. The Board also received a presentation from FUSE representatives at the Meeting and, among other things, received a description of the methodology FUSE used to select the mutual funds included in the Fund’s Peer Universe and Peer Group (as described below). At a prior meeting held on September 3, 2024, the Independent Trustees met with representatives from FUSE to discuss an overview and the methodology of the reports prepared by FUSE.
The Independent Trustees received advice from, and met separately with, their Independent Trustee counsel in considering whether to approve the continuation of the Management Agreement.  The Independent Trustees also received a memorandum from Independent Trustee counsel discussing the legal standards and their duties in considering the continuation of the Management Agreements, and counsel reviewed those standards with the Independent Trustees during their separate meeting. The Independent Trustees also met separately with senior management of Alger, during which time the Independent Trustees discussed various matters related to proposed continuation of the Management Agreements.
The Board reviewed the materials provided and considered all of the factors it deemed relevant in approving the continuance of the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

provided by the Manager; (ii) the short- and long-term investment performance of the Fund; (iii) the costs of the services the Manager provided and profits it realized; (iv) the extent to which the Manager realizes economies of scale as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund shareholders. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
In the discussions that follow, reference is made to the “median” in the Peer Group and Peer Universe categories. With respect to performance, below median performance represents performance that is worse relative to the median, and above median performance represents performance that is better relative to the median of the funds in the relevant Performance Universe.  With respect to expenses, below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the relevant Expense Group (as described below).  FUSE information is calculated on a share class basis.  References appearing below with regard to the Fund’s performance results and comparative fees and expenses generally relate to Class A shares of the Fund (the Fund’s oldest share class).
In particular, in approving the continuance of the Management Agreement, the Board considered the following factors:
Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager to the Fund. This information included, among other things, the qualifications, background and experience of the professional personnel who perform services for the Fund; the structure of investment professional compensation; oversight of third-party service providers, including the Fund’s sub-adviser; short- and long-term investment performance, fee and expense information; fees and payments to affiliates and intermediaries for fund administration, transfer agency and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager; and the range of advisory fees the Manager charges to other funds and accounts under its management, including the Manager’s explanation of differences among such funds and accounts and the Fund, where relevant. The Board noted that it received information at regular meetings throughout the year regarding the services rendered by the Manager concerning the management of the Fund’s affairs, including certain portfolio manager presentations, and Alger’s role in coordinating and overseeing providers of other services to the Fund. The Board also noted the work undertaken by the Manager with respect to implementing new regulatory requirements applicable to the Fund.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The Board noted Alger’s history and expertise in the “growth” style of investment management, as well as Alger’s consistency in applying its “growth” style investment philosophy and process. The Board also considered the investment approach of the Fund’s sub-adviser.  The Board noted the length of time the Manager has provided services as an investment adviser.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a Fund that is part of the Alger Family of Funds. The Board noted the continuing strong financial position of the Manager and its commitment to its fund, and overall, business.
Following consideration of such information, the Trustees determined that they remain satisfied with the nature, extent and quality of services provided by the Manager to the Fund under the Management Agreements.
Fund Performance

The Board reviewed and considered the performance results of the Fund over various time periods ended June 30, 2024. The Board considered the performance returns for the Fund in comparison to the performance returns of a universe of mutual funds deemed comparable to the Fund based on various investment, operational, and pricing characteristics (“Peer Universe”), and a group of mutual funds from within such Peer Universe deemed comparable to the Fund based primarily on investment strategy similarity (“Peer Group”), each as selected by FUSE, as well as to the Fund’s benchmark index. The Board noted the Manager’s statement that long-term performance could be impacted by one period of significant outperformance or underperformance.
The Board also reviewed and considered Fund performance reports provided by management and discussions that occurred with investment personnel and Alger senior management at Board meetings throughout the year. The Board further noted that representatives of Alger review with the Trustees the recent and longer-term performance of the Fund, including contributors to, and detractors from, Fund performance at every quarterly meeting of the Board throughout the year. In considering the Fund’s performance generally, the Board observed the Manager’s consistency in implementing its growth style investment process and philosophy for the Fund and considered how a strategy’s “growthiness” as compared to peers can impact relative performance results, even among comparisons that either FUSE or the Manager already have identified as having growth characteristics. In this regard, the Board considered information provided by FUSE on a Fund’s “style factor,” reflecting a three-year average of Morningstar’s Raw Growth-Value score to indicate a value or growth bias as compared to the Fund’s Peer Group and benchmark.
The Trustees concluded that the Fund’s performance was acceptable. The Board noted that the Fund’s annualized total return for the one-year period outperformed the median of its Peer Group, and for the three-, five-, and 10-year

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

periods underperformed the median of its Peer Group. The Board also noted the Fund’s annualized total return for the one-year period was in the second quartile of its Peer Universe, for the three- and 10-year periods was in the fourth quartile of its Peer Universe, and for the five-year period was in the third quartile of its Peer Universe. The Board considered FUSE’s commentary regarding the Fund’s improved performance over the near term and that during the three-year period, high-growth global large stock growth funds have underperformed as compared to funds with a lower growth bias. The Board also noted that as of February 1, 2024, Redwood became the sub-adviser to the Fund. In this regard, the Board noted that although the sub-advisory agreement with Redwood was not being considered for renewal, the Fund’s performance reflects that of Redwood for periods on and after February 1, 2024.
Comparative Fees and Expenses

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to Alger in light of the nature, extent and quality of the services provided by the Manager pursuant to the Management Agreement, and considered the actual fee rate (after taking any waivers and reimbursements into account, if any) payable by the Fund (the “Actual Management Fee”).   The Board also reviewed and considered fee waiver and/or expense reimbursement arrangements for the Fund, and specific share classes thereof, as applicable, including representations from Alger that any such waivers and/or reimbursements do not, and are not currently expected to, result in cross-subsidization by one share class of another share class of the Fund. Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and overall expenses, including administrative fees payable to Alger, with those of the funds in the Peer Group provided by FUSE. The Board reviewed the methodology used by FUSE in calculating expense information, including that, for purposes of the comparisons below, the Contractual Management Fee used by FUSE for the Fund and peers includes the advisory fee and administrative fee (if a fund reports both). The Board considered limitations with respect to the comparative fee and expense information included in the reports prepared by FUSE, including that the reports reflected information for a specific period and that historical asset levels and expenses may differ from current levels.
The Board discussed the factors that could contribute to the Fund’s Contractual Management Fee, Actual Management Fee or total expenses being above or below the median of the Fund’s Peer Group and the Board concluded that the Contractual Management Fee charged to the Fund is reasonable in relation to the services rendered by Alger and is the product of arm’s length negotiations.
The Board noted that the Fund’s Contractual Management Fee was equal to the median and in the second quartile of its Peer Group and that total expenses were above the median and in the fourth quartile (most expensive) of its Peer Group.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The Board considered FUSE’s remarks that the Fund has yet to reach critical scale, which contributes to its high total net expenses versus peers. The Board also noted that, with respect to the Fund, Redwood is paid by Alger out of the management fee Alger receives from the Fund.
In connection with its consideration of the Fund’s fees payable under the Management Agreement, the Board also received information on the range of fees charged by the Manager for funds and accounts of a similar investment strategy to the Fund that are under its management. The Board noted management’s explanation that comparisons with such accounts may be of limited relevance given the different structures and regulatory requirements of mutual funds, such as the Fund, versus those accounts and the differences in the levels of services required by the Fund as compared to those accounts.
Profitability

The Board reviewed and considered information regarding the profits realized by Alger in connection with the operation of the Fund. In this respect, the Board considered overall profitability as well as the profits of Alger in providing investment management and other services to the Fund during the year ended June 30, 2024. The Board also noted management’s representations that the Manager is not profitable with respect to the Fund. The Board also reviewed the profitability methodology and any changes thereto, noting that management maintains a consistent methodology year to year. The Board considered FUSE’s view that Alger’s expense allocation policies are reasonable and align with accepted industry practices. The Board also reviewed Alger’s profitability in comparison to certain investment advisory peers, noting related limitations with respect to such comparison.
The Board also considered the extent to which the Manager might derive ancillary benefits from Fund operations. Based upon its consideration of all these factors, the Trustees concluded that the level of profits realized by Alger and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale

The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of Fund shareholders. The Board noted the existence of a management fee breakpoint for the Fund, which is designed to share economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that the overall size of Alger allows it to realize other economies of scale, such as with office space, purchases of technology, and other general business expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The Trustees concluded that for the Fund, to the extent economies of scale may be realized by Alger, the benefits of such economies of scale would be shared with the Fund and its shareholders as the Fund grows, including through the management fee breakpoint in place for the Fund.
Conclusion

The Board’s consideration of the Management Agreement for the Fund also had the benefit of a number of years of reviews of the Management Agreement, during which lengthy discussions took place between the Board and representatives of the Manager. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the Fund’s arrangements in prior years.
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including the Independent Trustees voting separately, unanimously approved the continuation of the Management Agreement for an additional one-year period.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to these procedures.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS.

(a) (1) Code of Ethics

(a) (2) Not applicable.

(a) (3) Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 19(a)(3) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Global Equity Fund

By:	/s/ Hal Liebes
Name:	Hal Liebes
Title:	Principal Executive Officer
Date:	December 19, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hal Liebes
Name:	Hal Liebes
Title:	Principal Executive Officer
Date:	December 19, 2024

By:	/s/ Michael D. Martins
Name:	Michael D. Martins
Title:	Principal Financial Officer
Date:	December 19, 2024